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<<##FundName>>
Schedule of Investments <<unaudited_lowercase>><<DateText>>
The notes to financial statements are an integral part of these statements.
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.  PLEASE PRINT OR TYPE.

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          1. Name and address of insurer:
                        Wells Fargo Funds Trust
                        525 Market Street, 12th Floor
                        San Francisco, CA 94105

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          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

  Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, Target 2040 Fund, Target Today Fund, Life Stage - Aggressive Portfolio, Life Stage - Conservative Portfolio, Life Stage - Moderate Portfolio, Liquidity Reserve Money Market Fund, Cash Investment Money Market Fund, Heritage Money Market Fund, Prime Investment Money Market Fund, 100% Treasury Money Market Fund, California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, California Tax-Free Money Market Trust, Money Market Trust, National Tax-Free Money Market Trust, Overland Express Sweep Fund

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          3. Investment Company Act File Number: 811-09253

Securities Act File Number: 333-74295

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          4(a).Last day of fiscal year for which this Form is filed: 02/28/07

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          4(b). [_] Check box if this form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

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          4(c). [_] Check box if this is the last time the issuer will be filing this Form.

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          5. Calculation of registration fee:

     (i)     Aggregate sale price of
             securities sold during the
             fiscal year pursuant to
             section 24(f):                                     $615,328,480,256
                                                                ----------------

     (ii)    Aggregate price of
             securities redeemed or
             repurchased during the
             fiscal year:                                       $601,324,072,688
                                                                ----------------

     (iii)   Aggregate price of
             securities redeemed or
             repurchased during any
             PRIOR fiscal year ending no
             earlier than October 11,
              1995 that were not
             previously used to reduce
             registration fees payable
             to the Commission:                                               $0
                                                                ----------------

     (iv)    Total available redemption
             credits [add Items 5(ii)
             and 5(iii)]:                                       $601,324,072,688
                                                                ---------------

     (v)     Net sales - if Item 5(i) is
             greater than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i)]:                                         $14,004,407,568
                                                                 ---------------

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     (vi)    Redemption credits                                               $0
             available for use in future                         ---------------
             years - if Item 5(i) is
             less than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i):

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     (vii)   Multiplier for determining
             registration fee (See
             Instruction C.9):                             X           0.0000307
                                                                 ---------------

     (viii)  Registration fee due
             [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no fee
             is due):                                      =          429,935.31
                                                                 ---------------
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          6. Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     ______________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filled that are available for use by the issuer in future fiscal years, then state that number here:
     ______________________.
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          7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$
                                                                 ---------------

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          8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7): +$ 429,935.31
                                                                 ---------------

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          9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

              [X]    Wire Transfer
              [_]    Mail or other means
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    SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)* __________________________________________
                                        STEVE LEONHARDT/TREASURER
     Date  ______5/23/07__________________________
*Please print the name and title of the signing officer below the signature.




Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
          SEC 2393 (6-02)